Notes Receivable from Participants (Details) - EBP 017	12 Months Ended
Dec. 31, 2025 USD ($) loan
EBP, Description of Plan [Line Items]
Minimum borrowing amount | $	$ 1,000
Maximum borrowing as a percentage of the vested account balance	50.00%
Maximum borrowing amount | $	$ 50,000
Period used for deduction from maximum borrowing amount for highest loan balance for notes receivable from participants	12 months
Maximum borrowing term for a general loan	5 years
Maximum borrowing term for a primary residence loan	25 years
Maximum number of loans outstanding | loan	2
Maximum number of primary residence residence loans outstanding | loan	1
Basis spread on variable rate	1.00%